Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents		$ 214,862	$ 224,190
Restricted cash and short-term deposits		222,265	183,693
Trade accounts receivable	[1]	14,980	3,567
Amounts due from related parties		7,898	0
Inventories		7,408	7,257
Other current assets		6,047	7,510
Total current assets		473,460	426,217
Non-current assets
Restricted cash		175,550	232,335
Investments in affiliates		703,225	648,780
Cost method investment		7,347	7,347
Asset under development		1,177,489	731,993
Vessels and equipment, net		2,077,059	2,153,831
Other non-current assets		150,157	56,408
Total assets		4,764,287	4,256,911
Current liabilities
Current portion of long-term debt and short-term debt		1,384,933	451,454
Trade accounts payable	[1]	70,430	24,559
Accrued expenses	[1]	105,895	78,462
Amounts due to related parties		8,734	135,668
Other current liabilities		62,282	78,984
Total current liabilities		1,632,274	769,127
Non-current liabilities
Long-term debt		1,025,914	1,525,744
Amounts due to related parties		177,247	0
Other non-current liabilities		132,548	52,214
Total liabilities		2,967,983	2,347,085
Commitments and Contingencies
EQUITY
Share capital 101,118,289 common shares of $1.00 each issued and outstanding (2016: 101,080,673)		101,119	101,081
Treasury shares		(20,483)	(20,483)
Additional paid-in capital		1,538,191	1,488,556
Contributed surplus		200,000	200,000
Accumulated other comprehensive loss		(7,769)	(9,542)
Retained (loss) earnings		(95,742)	103,650
Total stockholders' equity		1,715,316	1,863,262
Non-controlling interests		80,988	46,564
Total equity		1,796,304	1,909,826
Total liabilities and equity		$ 4,764,287	$ 4,256,911

[1]	This includes amounts arising from transactions with related parties (see note 29).